MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-3

Collection Period	12/01/11-12/31/11
Determination Date	1/9/2012
Distribution Date	1/17/2012

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period			$631,487,622.78
2. Collections allocable to Principal			$18,134,781.44
3. Purchase Amount allocable to Principal			$0.00
4. Defaulted Receivables			$27,158.29

5. Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$613,325,683.05

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period			41,978

7. Initial Pool Balance			$650,000,004.80

8. Note Balances	Beginning of Period	End of Period

a. Class A-1 Note Balance	$92,066,851.90		$71,192,426.22
b. Class A-2 Note Balance	$216,000,000.00		$216,000,000.00
c. Class A-3 Note Balance	$198,000,000.00		$198,000,000.00
d. Class A-4 Note Balance	$85,600,000.00		$85,600,000.00
e. Class B Note Balance	$13,650,000.00		$13,650,000.00
f. Class C Note Balance	$11,700,000.00		$11,700,000.00
g. Class D Note Balance	$11,050,000.00		$11,050,000.00

h. Note Balance (sum a - g)	$628,066,851.90		$607,192,426.22

9. Pool Factors

a. Class A-1 Note Pool Factor	0.8076040		0.6244950
b. Class A-2 Note Pool Factor	1.0000000		1.0000000
c. Class A-3 Note Pool Factor	1.0000000		1.0000000
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000
g. Class D Note Pool Factor	1.0000000		1.0000000

h. Note Pool Factor	0.9662567		0.9341422

10. Overcollateralization Target Amount			$6,133,256.83
11. Current overcollateralization amount (Pool Balance - Note Balance)			$6,133,256.83

12. Weighted Average Coupon		%	8.83%
13. Weighted Average Original Term		months	65.68
14. Weighted Average Remaining Term		months	57.92

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge			$4,768,145.07
b. Liquidation Proceeds allocable to Finance Charge			$0.00
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$4,768,145.07

16. Principal:
a. Collections allocable to Principal			$18,134,781.44
b. Liquidation Proceeds allocable to Principal			$19,700.00
c. Purchase Amount allocable to Principal			$0.00

d. Available Principal Collections (sum a - c)			$18,154,481.44

17. Total Finance Charge and Principal Collections (15d+16d)	$22,922,626.51
18. Interest Income from Collection Account	$1,419.16
19. Simple Interest Advances	$0.00

20. Available Collections (Ln17+18+19)	$22,924,045.67

Available Funds

21. Available Collections	$22,924,045.67
22. Reserve Account Draw Amount	$0.00

23. Available Funds	$22,924,045.67

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$526,239.69
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$526,239.69

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,946.80
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,946.80

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$34,362.11
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$34,362.11

e. Class A-2 Monthly Interest	$126,000.00
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$126,000.00

i. Class A-3 Monthly Interest	$176,550.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$176,550.00

m. Class A-4 Monthly Interest	$107,713.33
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$107,713.33

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$24,683.75
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$24,683.75

30. Secondary Principal Distributable Amount	$0.00

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$26,910.00
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$26,910.00

32. Tertiary Principal Distributable Amount	$3,691,168.85

33. Class D Noteholder Interest Amount
a. Class D Monthly Interest	$35,912.50
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$35,912.50

34. Quaternary Principal Distributable Amount	$11,050,000.00

35. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$15,803,487.03

36. Reserve Account Deficiency	$0.00

37. Regular Principal Distributable Amount	$6,133,256.83

38. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39. Additional Servicing Fees, if any	$0.00

40. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41. Deposits
a. Total Daily Deposits of Finance Charge Collections	$4,768,145.07
b. Total Daily Deposits of Principal Collections	$18,154,481.44
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,419.16

e. Total Deposits to Collection Account (sum a - d)	$22,924,045.67

42. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$526,239.69
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,946.80
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,406,557.37
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$987,301.81

f. Total Withdrawals from Collection Account (sum a - e)	$22,924,045.67

Note Payment Account Activity

43. Deposits
a. Class A-1 Interest Distribution	$34,362.11
b. Class A-2 Interest Distribution	$126,000.00
c. Class A-3 Interest Distribution	$176,550.00
d. Class A-4 Interest Distribution	$107,713.33
e. Class B Interest Distribution	$24,683.75
f. Class C Interest Distribution	$26,910.00
g. Class D Interest Distribution	$35,912.50

h. Class A-1 Principal Distribution	$20,874,425.68
i. Class A-2 Principal Distribution	$0.00
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$21,406,557.37

44. Withdrawals
a. Class A-1 Distribution	$20,908,787.79
b. Class A-2 Distribution	$126,000.00
c. Class A-3 Distribution	$176,550.00
d. Class A-4 Distribution	$107,713.33
e. Class B Distribution	$24,683.75
f. Class C Distribution	$26,910.00
g. Class D Distribution	$35,912.50

h. Total Withdrawals from Note Payment Account (sum a - g)	$21,406,557.37

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$987,301.81
b. Reserve Account surplus (Ln 55)	$117.37

c. Total Deposits to Certificate Payment Account (sum a - b)	$987,419.18

46. Withdrawals
a. Certificateholder Distribution	$987,419.18

b. Total Withdrawals from Certificate Payment Account	$987,419.18

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$607,192,426.22

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$117.37
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,117.37
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$117.37

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59. Amount to be paid to Servicer from the Collection Account	$526,239.69
60. Amount to be paid to Backup Servicer from the Collection Account	$3,946.80
61. Amount to be deposited from the Collection Account into the Note Payment Account	$21,406,557.37
62. Amount to be deposited from the Collection Account into the Certificate Payment Account	$987,301.81
63. Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$117.37
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$20,908,787.79
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$126,000.00
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$176,550.00
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$107,713.33
69. Amount to be paid to Class B Noteholders from the Note Payment Account	$24,683.75
70. Amount to be paid to Class C Noteholders from the Note Payment Account	$26,910.00
71. Amount to be paid to Class D Noteholders from the Note Payment Account	$35,912.50
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$987,419.18

Net Loss and Delinquency Activity

73. Net Losses with respect to preceding Collection Period		$7,458.29
74. Cumulative Net Losses		$7,458.29
75. Cumulative Net Loss Percentage		0.0011%

76. Delinquency Analysis

	Number of Loans	Principal Balance
a. 31 to 60 days past due	505	$6,190,877.78
b. 61 to 90 days past due	99	$1,168,766.25
c. 91 or more days past due	1	$16,285.11

d. Total Past Due (sum a-c)	605	7,375,929.14

Servicer Covenant

77. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
78. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer